Subsequent Events (Details) $ in Thousands			1 Months Ended			2 Months Ended		8 Months Ended	12 Months Ended
	Jan. 14, 2019 USD ($) shares	Jan. 07, 2019 USD ($) shares	Jan. 31, 2019 USD ($)	Jan. 30, 2019 USD ($)	Jan. 28, 2019 USD ($)	Mar. 01, 2019 USD ($)	Feb. 28, 2019 USD ($) shares	Aug. 27, 2018 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Event [Line Items]
Cash portion of the consideration									$ 328,634	$ 143,684	$ 396,154
Subsequent Event | Restricted Share Units (RSUs)
Subsequent Event [Line Items]
Shares authorized | shares		4,000,000
Vesting rights		Each RSU represents, upon vesting, a right for the relevant beneficiary to receive one (1) SBLK share.
Subsequent Event | Restricted Share Units (RSUs) | Minimum
Subsequent Event [Line Items]
Fleet performance indices		$ 120,000
Subsequent Event | Restricted Share Units (RSUs) | Maximum
Subsequent Event [Line Items]
Fleet performance indices		$ 300,000
Subsequent Event | Restricted Share Units (RSUs) | Tranche One
Subsequent Event [Line Items]
Vesting date		Apr. 30, 2021
Shares expected to vest | shares		2,000,000
Subsequent Event | Restricted Share Units (RSUs) | Tranche Two
Subsequent Event [Line Items]
Vesting date		Apr. 30, 2022
Shares expected to vest | shares		2,000,000
Subsequent Event | Share Repurchase Program
Subsequent Event [Line Items]
Number of shares repurchased and retired | shares							195,605
Subsequent Event | SEB facility
Subsequent Event [Line Items]
Initiation date					Jan. 28, 2019
Maximum borrowing capacity					$ 71,400
Number of loan tranches					4
Vessels provided as collateral					The SEB Facility is secured by a first priority mortgage on the vessels Star Laetitia and Star Sienna.
Maturity date					Jan. 31, 2025
Subsequent Event | SEB facility | Tranche A
Subsequent Event [Line Items]
Amount drawn down				$ 32,800
Subsequent Event | SEB facility | Tranche B
Subsequent Event [Line Items]
Amount drawn down				$ 32,800
Subsequent Event | SEB facility | First Two Tranches
Subsequent Event [Line Items]
Line of credit facility, description				The first two tranches were used together with cash on hand to pay all the outstanding amounts under the lease agreements of the Star Laetitia and the Star Sienna, which are two of Augustea vessels.
Subsequent Event | SEB facility | Tranche C
Subsequent Event [Line Items]
Maximum borrowing capacity					$ 1,190
Subsequent Event | SEB facility | Tranche D
Subsequent Event [Line Items]
Maximum borrowing capacity					$ 1,190
Subsequent Event | SEB facility | Remaining Two Tranches
Subsequent Event [Line Items]
Number of installments					12
Frequency of payments					quarterly
Line of credit facility, description					The remaining two tranches will be used to finance the acquisition and installation of scrubber equipment for the vessels Star Laetitia and Star Sienna.
Subsequent Event | E.SUN facility
Subsequent Event [Line Items]
Initiation date			Jan. 31, 2019
Maximum borrowing capacity			$ 37,100
Amount drawn down						$ 37,100
Vessels provided as collateral			The E.SUN Facility is secured by a first priority mortgage on the vessel Star Ariadne.
Line of credit facility, description			The E.SUN Facility will be used to pay all outstanding amounts under the lease agreement of the vessel Star Ariadne.
Maturity date			Feb. 29, 2024
Subsequent Event | ING $52,800 Facility
Subsequent Event [Line Items]
Maximum borrowing capacity							$ 52,800
Number of loan tranches							4
Vessels provided as collateral							The ING $52,800 Facility is secured by a first priority mortgage on the vessels ABY Asia and Star Magnanimus.
Subsequent Event | ING $52,800 Facility | Tranche A
Subsequent Event [Line Items]
Maximum borrowing capacity							$ 17,400
Subsequent Event | ING $52,800 Facility | Tranche B
Subsequent Event [Line Items]
Maximum borrowing capacity							$ 32,600
Subsequent Event | ING $52,800 Facility | First Two Tranches
Subsequent Event [Line Items]
Line of credit facility, description							The first two tranches will be used to refinance all outstanding amounts under the lease agreements of the vessels ABY Asia and Star Magnanimus.
Expiration period							7 years
Subsequent Event | ING $52,800 Facility | Tranche C
Subsequent Event [Line Items]
Maximum borrowing capacity							$ 1,400
Subsequent Event | ING $52,800 Facility | Tranche D
Subsequent Event [Line Items]
Maximum borrowing capacity							$ 1,400
Subsequent Event | ING $52,800 Facility | Remaining Two Tranches
Subsequent Event [Line Items]
Line of credit facility, description							The remaining two tranches will be used to finance the acquisition and installation of scrubber equipment for the vessels ABY Asia and Star Magnanimus.
Expiration period							4 years
Subsequent Event | Atradius Facility
Subsequent Event [Line Items]
Maximum borrowing capacity							$ 36,600
Number of installments							10
Frequency of payments							half yearly
Repayment installment							$ 3,600
Vessels provided as collateral							The Atradius Facility is secured by second mortgage on certain of the 42 vessels.
Line of credit facility, description							The Atradius Facility will be used to finance the acquisition of scrubber equipment for 42 vessels.
Star Marianne | Subsequent Event
Subsequent Event [Line Items]
Delivery Date		January 7, 2019
Star Janni | Subsequent Event
Subsequent Event [Line Items]
Delivery Date	January 14, 2019
Step 1 Vessels
Subsequent Event [Line Items]
Number of shares issued as part of the consideration | shares								1,340,000
Cash portion of the consideration								$ 41,700
Step 1 Vessels | Star Marianne and Star Janni | Subsequent Event
Subsequent Event [Line Items]
Number of shares issued as part of the consideration | shares	999,336
Cash portion of the consideration	$ 32,500